Schedule II - Valuation And Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 2,822	$ 2,117	$ 1,153
Charged to Expense	523	316	266
Charged to Other Accounts	368	821	1,203
Deductions	(1,891)	(432)	(505)
Balance at End of Year	$ 1,822	$ 2,822	$ 2,117